Information concerning the Group's Consolidated Operations	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Information concerning the Group's Consolidated Operations
Note 3. Information concerning the Group’s Consolidated Operations
3.1 Revenues and other income
Accounting policies
Collaboration agreements and licenses
Under IFRS 15, “Revenue from contracts with customers”, revenue is recognized when Cellectis satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services.
We have entered into certain research and development collaboration agreements that consist of the licensing of rights to technology, research and development programs, research and development cost reimbursements and royalties. We have analyzed the agreements to identify the separate performance obligations.
These collaboration agreements may generate cash flows through non-refundable upfront payments related to the licensing of rights to technology and research and development programs, milestone payments research and development cost reimbursements and royalties. Licensing of rights to technology pursuant to non-cancelable, non-refundable fixed and upfront fee arrangements are recognized when such technology is delivered to the co-contracting party and our exclusive rights to access the technology have stopped.
Up-front payments for research and development programs are deferred as a contract liability and recognized when the performance obligation is satisfied, as the customer receives the benefits of the services. When a specific research and development program is put on hold, as agreed by our customer as part of a joint executive committee decision, the revenue recognition continues to be deferred until research and development efforts resume. If the joint decision is to abandon the project, deferred revenue is fully recognized.
Research and development costs reimbursements are recognized on a time and material basis over the length of the specific research and development project.
Milestone payments represent variable consideration, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. Such payments are considered variable consideration. We recognize milestone payments when it is highly probable that any revenue recognized will not be subsequently reversed. This includes consideration of whether the performance obligation is achieved and may be when the triggering event has occurred, depending on the nature of the triggering event, there are no further contingencies or services to be provided with respect to that event, and the co-contracting party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.

Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting parties under our license arrangements. As we have no products approved for sale, we have not received any royalty revenue from commercial sales to date. Royalty revenues, if earned, will be recognized at the later of when (1) the subsequent sale or usage occurs; and (2) the performance obligation to which the sales-based or usage-based royalties relates has been satisfied.
In addition, we license our technology to other third parties and revenues are recognized ratably over the period of the license agreements.
Sales of products and services
Revenues on sales of products are recognized at the point in time once the control over the delivered products is transferred to the customer, which is based on shipping terms. Sales include shipping and handling charges if billed to the customer and are reported net of trade promotion and other costs, including estimated allowances for returns, unsalable product and prompt pay discounts. Sales, use, value-added and other excise taxes are not recognized in revenue.
Our sales of product are related to our electroporation solution sent to one of our partners for the use of a specific machine.
We also offer research services, which revenue is recognized over time, as the customer receives the benefits of the services.
Research Tax Credit
The main Research Tax Credit from which we benefit is the Crédit d’Impôt Recherche, or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit. As a general principle, such R&D tax credit can be offset against the corporate income tax (“CIT”) due on the profits of the financial year during which the expenses have been incurred and the following three years; any unused portion of the credit is then refunded by the French treasury (except for specific cases like e.g. if the Company can be qualified as small and medium-sized enterprises in France (the “PME”)). Indeed, if a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, such company can request immediate refund of the remaining tax credit, without application of the three-year period. As from January 2022, Cellectis S.A. no longer meets such criteria.
We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Details of revenues and other income
Revenues by country of origin and other income

	For the year ended December 31,
	2020*	2021*	2022
	$ in thousands
From France	51,057	30,347	19,171
From USA	—	—	—

Revenues	51,057	30,347	19,171

Research tax credit	8,433	8,239	6,546
Subsidies and other	74	11	7

Other income	8,507	8,250	6,553

Total revenues and other income	59,564	38,597	25,725

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
All revenues are generated by Cellectis SA since Calyxt revenues are presented within income (loss) from discontinued operations.
The decrease of $1.7 million in other income between the year ended December 31, 2021 and 2022 reflects a decrease of $1.7 million in research tax credit, due to lower research and development purchases and external expenses that are eligible for the tax credit during the year ended December 31, 2022 compared to the same period in 2021.
Revenues by nature

	For the year ended December 31,
	2020*	2021*	2022
	$ in thousands
Recognition of previously deferred upfront payments	20,291	—	—
Other revenues from collaboration agreements	28,532	29,971	18,230

Collaboration agreements	48,823	29,971	18,230

Licenses	2,123	250	686
Products & services	111	125	255

Total revenues	51,057	30,347	19,171

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
Recognition of other revenues from collaboration agreements for the year ended December 31, 2022 mainly reflects (i) the recognition of a $15.8 million milestone from Servier in connection with the first patient dosed in the Allogene ALPHA2 Study, (ii) the recognition of two milestones in connection with Target B2M and Target TGF
b
RII under Cellectis’ agreement with Cytovia for an aggregate of $1.5 million and (iii) the recognition of $1.0 million related to the change of control of a licensee pursuant to the terms of its license agreement with Cellectis and the amendment to such license agreement (extension of its option term).
For the year ended December 31, 2021, other revenues from collaboration agreements include the recognition point in time of $20.0 million of upfront amounts related to the grant of a right-of-use license as part of the agreement signed between Cellectis and Cytovia Therapeutics Inc. on February 12, 2021 and the recognition of two milestones related to Cellectis’ agreement with Allogene Therapeutics Inc. for $10.0 million. The agreement with Cytovia provides for several types of financial compensation to Cellectis, including cash compensation of $20 million, as well as cash milestones payments, cash upfront payment upon delivery of products and single-digit royalties.
In 2020, recognition of previously deferred upfront payments mainly reflects the recognition of $19.4 million of deferred upfront and milestone payments on released targets, which is associated with the amendment to the License, Development and Commercialization Agreement between Les Laboratoires Servier and Institut de Recherches Internationales Servier (“Servier”) and Cellectis dated March 4, 2020 (the “Servier Amendment”).

For the years ended December 31, 2022, 2021 and 2020, revenues related to licenses includes royalties received under our various license agreements.
Entity-wide disclosures:
In 2022, one client represents more than 10% of the total revenue: Client A with 82%
In 2021, three clients represent more than 10% of the total revenue: Client A with 45%, Client B with 35% and Client C with 18%.
In 2020, two clients represent more than 10% of the total revenue: Client A with 64% and Client B with 25%.
3.2 Operating expenses
Accounting policies
Royalty expenses correspond to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents based on fixed annual royalties or conditioned by milestones.
Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.
Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.
We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.
The operating expenses included in the loss from discontinued operations include Calyxt’s cost of goods sold. In the first quarter of 2019, Calyxt began to capitalize all grain and seed costs into inventory. Grain and risk management costs, net of the benefit from Calyxt’s seed activity, are capitalized to inventory and relieved to cost of goods sold as the high oleic soybean oil and high oleic soybean meal is sold. Any valuation adjustments to inventory are recognized as incurred. Calyxt’s cost of goods sold also includes crush and refining losses that are expensed as incurred since they do not add to the value of the finished products.

Details of operating expenses by nature

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Cost of revenue
Cost of goods sold	—	—	0
Royalty expenses	(1,951)	(1,844)	(1,772)

Cost of revenue	(1,951)	(1,844)	(1,772)

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Research and development expenses
Wages and salaries	(26,154)	(38,961)	(38,523)
Social charges on stock option grants	(56)	(868)	10
Non-cash stock-based compensation expense	(6,790)	(9,381)	(4,098)

Personnel expenses	(33,001)	(49,210)	(42,610)

Purchases and external expenses	(36,339)	(55,627)	(37,736)
Other (1)	(7,707)	(13,003)	(17,154)

Total research and development expenses	(77,047)	(117,840)	(97,501)

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(7,846)	(7,281)	(5,686)
Social charges on stock option grants	(23)	(347)	(43)
Non-cash stock-based compensation expense	(3,238)	(2,113)	(1,945)

Personnel expenses	(11,106)	(9,740)	(7,674)

Purchases and external expenses	(9,748)	(10,433)	(6,712)
Other	(1,659)	(2,709)	(3,108)

Total selling, general and administrative expenses	(22,513)	(22,882)	(17,494)

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Personnel expenses
Wages and salaries	(34,000)	(46,242)	(44,209)
Social charges on free shares and stock option grants	(79)	(1,215)	(33)
Non-cash stock-based compensation expense	(10,028)	(11,493)	(6,043)

Total personnel expenses	(44,107)	(58,950)	(50,285)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
(1)
Other
research and development expenses amounting to $17.2 million for the year ended December 31, 2022 relate mainly to tangible assets depreciation for $9.8 million and to right-of-use assets depreciation for $6.7 million.

3.3 Financial income and expenses
Accounting policies
Financial income and financial expense include, in particular, the following:

•	Interest income from savings accounts and fixed term bank deposits;

•	Interest expense from leases;

•	Foreign exchange gain (loss) from transactions in foreign currencies; and

•	Other financial income and expenses, mainly derived from fair value adjustments related to our financial assets and derivative instruments.
Details of financial income and expenses

	For the year ended December 31,
	2020 *	2021 *	2022
Interest income	1,392	719	1,120
Foreign exchange gain	3,091	11,860	7,541
Other financial revenues	364	638	219

Total financial income	4,846	13,218	8,880

Interest expenses	(73)	(368)	(371)
Interest expenses for leases	(2,334)	(3,803)	(3,416)
Foreign exchange loss	(13,681)	(2,119)	(1,481)
Other financial expenses	(29)	(197)	(12,546)

Total financial expenses	(16,117)	(6,486)	(17,815)

Net Financial gain (loss)	(11,270)	6,731	(8,935)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
The decrease in financial income of $4.3 million between the year period ended December 31, 2021 and 2022 was mainly attributable to a decrease of the foreign exchange gain for $4.3 million (from a $11.9 million gain in 2021 to a $7.5 million gain in 2022).
The increase in financial expenses of $11.3 million between the year ended December 31, 2021 and 2022 was mainly attributable to Cytovia’s convertible note change in fair value of $(12.1) million, partially offset by a $0.6 million decrease in foreign exchange loss (from a $2.1 million loss in 2021 to a $1.5 million loss in 2022) and a $
0.4
 million decrease in lease debt interest expenses.
Following the first amendment of the Cytovia Agreement on April 26, 2022, which substantially modified the cash flows to which Cellectis was entitled under the arrangement, the trade receivable amounting to $20 million was derecognized and a financial asset was recorded (i.e. a convertible note and a warrant were recognized at their fair value under Level 3 instrument). The convertible note, which is convertible into a number of ordinary or preferred shares of Cytovia that varies depending on several scenarios or paid in cash in some circumstances, is a financial asset that is measured at fair value through profit or loss. The fair value of the convertible note on December 31, 2022 is
 $7.9 million (refer to Note 12.1). Therefore, the total profit (loss) impact for year ended December 31, 2022 is a $(12.1) million financial loss.

The increase in financial income of $
8.4 million between 2020 and 2021 was mainly attributable to an increase of the foreign exchange gain of $8.8 million (from a $3.1 million gain in 2020 to a $11.9 million gain in 2021) and to the increase in other financial revenues for $0.3 million, partially offset by the decrease of interest received from financial investment of $0.7 million. The decrease in financial expenses of $9.6 million between 2020 and 2021 was mainly attributable to the $11.6 million decrease in foreign exchange loss (from a $13.7 million loss in 2020 to a $2.1 million loss in 2021), partially offset by the increase in financial expenses related to lease debt for $1.5 million, an increase interest expenses for $0.3 million and other immaterial variances for $0.2 million.
3.4 Income tax
Accounting policies
Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).
Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. We have not recorded deferred tax assets or liabilities in the statements of financial position.
Tax proof

	For the year ended December 31,
	2020 *	2021 *	2022
	$ in thousands
Income (loss) before taxes from continuing operations	(53,582)	(96,749)	(98,601)
Theoretical group tax rate (1)	24.85%	24.38%	25.16%

Theoretical tax benefit (expense)	13,315	23,584	24,804

Increase/decrease in tax benefit arising from:
Permanent differences	(320)	(1,228)	(162)
Research tax credit	3,104	4,284	4,852
Share-based compensation & other IFRS adjustments	(2,513)	(3,596)	(987)
Non recognition of deferred tax assets related to tax losses and temporary differences	(12,965)	(22,997)	(28,557)
Other differences (2)	(621)	(47)	(38)

Effective tax expense	—	—	(87)

Effective tax rate	0.00%	0.00%	0.09%

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
(1)
The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2022 25% for France and 21% for the United States, weighted by the pre-tax income from each country.

(2)	Primarly relates to intercompany transactions between discontinued and continuing operations .

Deferred tax assets and liabilities

	As of December 31,
	2020	2021	2022

	$ in thousands
Credits and net operating loss carryforwards	141,954	157,823	124,263
Pension commitments	1,003	1,018	597
Leases	319	1,113	774
Impairment of assets	1	1	1
Revenue recognition	(491)	—	(125)
Other (1)	1,308	(3,973)	2,937
Total unrecognized deferred tax assets, net	(144,095)	(155,982)	(128,448)

(1)
Other deferred tax assets as of December 31, 2022 relate mainly to US R&D expenses capitalized under Internal Revenue Code section 174 and differences between the carrying value of our fixed assets in Raleigh and their tax basis.

We have cumulative tax loss carryforwards for the French entity of the Group totaling $453 million as of December 31, 2022, $387 million as of December 31, 2021 and $325 million as of December 31, 2020. Such carryforwards can be offset against future taxable profit within a limit of €
1.0 million per year, plus 50% of the tax profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.
The cumulative tax loss carryforwards for the U.S. entities of the Group totaled $277.8 million as of December 31, 2022, $286 million as of December 31, 2021 and $160 million as of December 31, 2020. As of December 31, 2022, Calyxt has $239.2 million of tax loss carryforwards. Of this amount, $55.2 million are state operating loss carryforwards and $184.0 million are federal operating loss carryforwards. The federal carryforward periods are as follows: $142.0 million do not expire and $41.9 million expire between 2032 and 2037. The state net operating losses will expire between 2027 and 2041, with some amounts having indefinite carryover. As of December 31, 2022, Cellectis, Inc., Cellectis Biologics Inc. have cumulative tax loss carryforwards of $38.6 million, of which $30 million are state operating loss carryforwards and $8.6 million are federal operating loss carryforwards.

3.5 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
Cellectis’ CODM is composed of:

•	The Chief Executive Officer;

•	The Executive Vice President CMC and Manufacturing (previously The Executive Vice President Strategic Initiatives);

•	The Senior Vice President of US Manufacturing;

•	The Chief Scientific Officer;

•	The Chief Financial Officer

•	The General Counsel;

•	The Chief Business Officer;

•	The Chief Regulatory & Pharmaceutical Compliance Officer;

•	The Chief Medical Officer; and

•	The Chief Human Resources Officer.
We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics:
Therapeutics: This segment is focused on the development (i) gene-edited allogeneic Chimeric Antigen Receptor T-cells product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoietic stem and progenitor cells (HSPC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants:
This segment is focused on using Calyxt’s proprietary PlantSpringTM technology to engineer plant metabolism to produce innovative, high-value, and sustainable materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt’s diversified product offerings will primarily be delivered through its proprietary BioFactory™ production system. It corresponds to the activity of our U.S.-based subsidiary Calyxt, which is currently based in Roseville, Minnesota. As of December 31, 2022, we owned a 49.1% equity interest in Calyxt. This segment is only related to assets held for sale as of December 31, 2022.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.
With respect to corporate general and administrative expenses, Cellectis S.A. has provided Calyxt, with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. Effective with the end of the third quarter 2020, Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, in euros at cost plus a mark-up ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the higher between 0% and 12-month Euribor plus 5% per annum. There were no expenses incurred by Calyxt under the Management Services Agreement in 2022.

The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Cost of revenue and other operating income and expenses, and adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes non-cash stock-based compensation expense—a non-cash expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.
The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.

Details of key performance indicators by reportable segment

	For the year ended December 31, 2020			For the year ended December 31, 2021			For the year ended December 31, 2022
($ in thousands)	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments
External revenues	22,892	51,057	73,949	26,946	30,347	57,293	157	19,171	19,328
External other income	—	8,507	8,507	1,528	8,250	9,778	—	6,553	6,553

External revenues and other income	22,892	59,564	82,456	28,475	38,597	67,071	157	25,725	25,881

Cost of revenue	(34,324)	(1,951)	(36,275)	(29,517)	(1,844)	(31,360)	—	(1,772)	(1,772)
Research and development expenses	(9,903)	(77,048)	(86,951)	(11,190)	(117,840)	(129,030)	(11,402)	(97,501)	(108,903)
Selling, general and administrative expenses	(21,688)	(22,513)	(44,201)	(14,987)	(22,882)	(37,869)	(10,354)	(17,494)	(27,849)
Other operating income and expenses	(103)	(363)	(466)	23	488	511	414	1,377	1,791

Total operating expenses	(66,018)	(101,875)	(167,893)	(55,671)	(142,077)	(197,748)	(21,343)	(115,390)	(136,733)

Operating income (loss) before tax	(43,126)	(42,311)	(85,437)	(27,196)	(103,481)	(130,677)	(21,186)	(89,666)	(110,852)

Net financial gain (loss)	(776)	(11,270)	(12,046)	(1,162)	6,731	5,570	5,840	(8,935)	(3,095)
Income Tax								(87)	(87)

Net income (loss) from discontinued operations	(43,902)		(43,902)	(28,358)		(28,358)	(15,345)		(15,345)

Net income (loss)	(43,902)	(53,581)	(97,483)	(28,358)	(96,749)	(125,107)	(15,345)	(98,689)	(114,034)

Non-controlling interests	16,409	—	16,409	10,910	—	10,910	7,894	—	7,894

Net income (loss) attributable to shareholders of Cellectis	(27,493)	(53,581)	(81,074)	(17,448)	(96,749)	(114,197)	(7,451)	(98,689)	(106,139)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	801	6,790	7,591	909	9,381	10,290	465	4,098	4,563
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	3,536	3,238	6,774	95	2,113	2,207	1,562	1,945	3,508

Adjustment of share-based compensation attributable to shareholders of Cellectis	4,337	10,028	14,365	1,004	11,493	12,497	2,027	6,043	8,071

Adjusted net income (loss) attributable to shareholders of Cellectis	(23,156)	(43,553)	(66,709)	(16,444)	(85,256)	(101,700)	(5,424)	(92,645)	(98,068)

Depreciation and amortization tangible and intangible assets	(1,869)	(7,950)	(9,819)	(1,208)	(6,371)	(7,579)	(1,086)	(10,577)	(11,663)
Additions to tangible and intangible assets	1,786	48,813	50,599	1,187	15,451	16,638	873	1,980	2,853
The total reportable segments include discontinued operations which is not presented in the Statement of income in accordance with IFRS 5 presentation.